Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables
11. Trade and other receivables

	December 31, 2024	December 31, 2023
	$	$
VAT / GST receivables	405,281	513,334
Prepayments	1,280,657	1,768,923
Prepaid mining license	-	842,989
Other receivables	429,176	696,968
Total trade and other receivables	2,115,114	3,822,214
VAT / GST receivables
VAT/Goods and Services Tax ("GST") receivables are short term and receivable within twelve months following an applicable VAT refund application in the local tax jurisdiction. Lifezone has net VAT/GST receivables (after the Tanzanian VAT provision as described in Note 9) with the United Kingdom, and Australian tax authorities amounting to $405,281 (2023: $513,334)
Prepayments
This includes a directors and officers insurance premium to cover the risk of potential compensation claims against Lifezone's directors for alleged wrongful acts such as breach of trust, breach of duty, neglect, etc. As of December 31, 2024, prepaid directors and officers insurance premiums amounted to $510,584 (as at December 31, 2023: $835,117).
Prepayments include a $400,000 (as at December 31, 2023: $400,000) non-refundable deposit paid on September 12, 2022, in relation to a non-binding term sheet between LZL and Harmony Minerals Limited and Dutwa Minerals Limited for the acquisition of all the tangible assets and all registered and unregistered intellectual property relating to the Dutwa Nickel Project (excluding the Ngasamo deposit in the Dutwa Nickel Project area). The Dutwa Nickel Project hosts a laterite nickel deposit located in northern Tanzania. It is envisioned that excess sulfuric acid generated by future processing of the Kabanga Nickel Project mineralization could be used in processing the laterite mineralization of the Dutwa Nickel Project, providing potential synergies between both operations. On April 27, 2023, the term sheet was amended, and exclusivity expired on July 27, 2023. There can be no assurance that the Dutwa Nickel Project acquisition will be completed, as negotiations are ongoing, closing being subject to the parties entering into definitive documentation and the fulfillment of various conditions. Under negotiation is, amongst other things, the consideration to be paid in cash for the Dutwa Nickel Project, which Lifezone aims to adjust considering, amongst other matters, changes in the Nickel market environment. As at the date of these consolidated financial statements discussions between the Government of Tanzania and the sellers of the Dutwa Nickel Project are believed to be ongoing.
TNCL is required to pay an annual fee to maintain its mining license with the Tanzanian Mining Commission. As permitted by IFRS 6, during the year ended December 31, 2024, Lifezone updated its policy to capitalize all payments of mining licenses during exploration and evaluation stage in the year the mining license is paid. The prepaid portion of the fee was therefore $nil as of December 31, 2024 (2023: $842,989).
The remaining prepayment balance relates to general prepayments across the business.
All other receivables include deposits and other miscellaneous receivables.